UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Federal Money Market Fund
Schedule of Investments
May 31, 2005

	Yield•	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (74.7%)

Federal Home Loan Bank*	2.878%	6/8/2005	$26,500	$26,485
Federal Home Loan Bank*	2.977%	7/13/2005	660,000	657,725
Federal Home Loan Bank*	3.020-3.042%	7/27/2005	102,000	101,522
Federal Home Loan Bank*	3.058-3.073%	8/3/2005	171,000	170,090
Federal Home Loan Bank*	3.134-3.135%	8/17/2005	421,000	418,200
Federal Home Loan Mortgage Corp.*	2.830-2.835%	6/7/2005	390,000	389,817
Federal Home Loan Mortgage Corp.*	2.891%	6/14/2005	75,000	74,922
Federal Home Loan Mortgage Corp.*	2.990%	7/12/2005	33,000	32,888
Federal Home Loan Mortgage Corp.*	3.026-3.028%	7/26/2005	195,000	194,105
Federal Home Loan Mortgage Corp.*	3.087%	7/27/2005	296,000	294,586
Federal Home Loan Mortgage Corp.*	3.133%	8/16/2005	116,050	115,288
Federal National Mortgage Assn.*	2.861%	6/8/2005	50,000	49,972
Federal National Mortgage Assn.*	2.972%	7/6/2005	290,000	289,168
Federal National Mortgage Assn.*	2.998-3.017%	7/20/2005	321,310	320,006
Federal National Mortgage Assn.*	3.052%	7/27/2005	148,884	148,182
Federal National Mortgage Assn.*	3.074%	8/3/2005	15,000	14,921
U.S. Treasury Bill	2.898%	6/15/2005	650,000	649,373
U.S. Treasury Bill	2.810%	8/18/2005	200,000	198,791

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $4,146,041)				4,146,041

REPURCHASE AGREEMENTS (36.9%)

Barclays Capital Inc.
(Dated 5/31/2005, Repurchase Value $205,017,000, collateralized by Federal Home Loan Mortgage Corp. Discount Note,
4/4/2006, Federal Home Loan Bank Consolidated Note, 2.500%, 3/15/2006, Federal Home Loan Mortgage Corp., 4.250%, 5/23/2008)	3.050%	6/1/2005	205,000	205,000

Bank of America Securities, LLC
(Dated 5/31/2005, Repurchase Value $810,069,000, collateralized by Federal Farm Credit Discount Note,
10/17/2005, Federal Home Loan Bank Consolidated Discount Note, 6/15/2005-8/17/2005, Federal Home Loan Mortgage Corp., 5.500%, 7/15/2006,
Federal Home Loan Mortgage Corp. Discount Note, 7/19/2005-5/30/2006, Federal National Mortgage Corp., 2.875-5.750%, 10/15/2005-11/15/2011)	3.050%	6/1/2005	810,000	810,000

Citigroup Global Markets
(Dated 5/31/2005, Repurchase Value $405,034,000, collateralized by Federal Home Loan Bank Consolidated Discount Note,
7/20/2005, Federal Home Loan Bank Consolidated Note, 2.375-5.250%, 8/15/2006-6/18/2014, Federal Home Loan Mortgage Corp.,
5.000-5.750%, 3/15/2009-7/15/2014), Federal National Mortgage Corp., 5.000%, 1/15/2007)	3.060%	6/1/2005	405,000	405,000

J.P. Morgan Securities Inc.
(Dated 5/31/2005, Repurchase Value $625,545,000, collateralized by Federal Farm Credit Discount Note, 6/3/2005-2/15/2006,
Federal Home Loan Bank Discount Note, 6/1/2005-4/24/2006, Federal Home Loan Mortgage Corp. Discount Note, 6/7/2005-2/28/2006,
Federal National Mortgage Assn. Discount Note, 6/2/2005-1/6/2006)	3.060%	6/1/2005	625,492	625,492

TOTAL REPURCHASE AGREEMENTS
(Cost $2,045,492)				2,045,492

TOTAL INVESTMENTS (111.6%)
(Cost $6,191,533)				6,191,533

OTHER ASSETS AND LIABILITIES-NET (-11.6%)				(644,007)

NET ASSETS (100%)				$5,547,526

• Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.